JPMorgan SmartRetirement® 2040 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.7%
Fixed Income — 14.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	11,428	115,076
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	48,653	344,946
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,610	36,092
JPMorgan High Yield Fund Class R6 Shares (a)	10,472	63,149
Total Fixed Income		559,263
International Equity — 12.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,994	50,754
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	9,367	127,669
JPMorgan International Equity Fund Class R6 Shares (a)	21,967	315,889
Total International Equity		494,312
U.S. Equity — 48.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	18,524	445,697
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	833	42,696
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,240	21,944
JPMorgan Small Cap Value Fund Class R6 Shares (a)	880	21,458
JPMorgan U.S. Equity Fund Class R6 Shares (a)	26,316	442,628
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	15,810	439,048
JPMorgan Value Advantage Fund Class R6 Shares (a)	13,231	456,344
Total U.S. Equity		1,869,815
Total Investment Companies (Cost $2,753,137)		2,923,390
Exchange-Traded Funds — 20.9%
Alternative Assets — 2.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	267	20,959
JPMorgan Realty Income ETF (a)	1,980	84,858
Total Alternative Assets		105,817
Fixed Income — 0.5%
JPMorgan High Yield Research Enhanced ETF (a)	406	17,206
International Equity — 15.2%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	3,456	110,097
JPMorgan International Research Enhanced Equity ETF (a)	10,998	478,975
Total International Equity		589,072
U.S. Equity — 2.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,428	96,823
Total Exchange-Traded Funds (Cost $964,302)		808,918
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b)(Cost $15,264)	15,301	15,124

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (c) (Cost $89,316)	89,316	89,316
Total Investments — 99.3% (Cost $3,822,019)		3,836,748
Other Assets Less Liabilities — 0.7%		28,776
NET ASSETS — 100.0%		3,865,524

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	991	12/16/2022	USD	43,208	(2,994)
Short Contracts
DJ US Real Estate Index	(319)	12/16/2022	USD	(10,135)	1,623
EURO STOXX 50 Index	(304)	12/16/2022	EUR	(9,751)	176
FTSE 100 Index	(129)	12/16/2022	GBP	(9,853)	249
MSCI EAFE E-Mini Index	(75)	12/16/2022	USD	(6,231)	672
S&P 500 E-Mini Index	(277)	12/16/2022	USD	(49,922)	7,276
					9,996
					7,002

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$808,918	$—	$—	$808,918
Investment Companies	2,923,390	—	—	2,923,390

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$15,124	$—	$15,124
Short-Term Investments
Investment Companies	89,316	—	—	89,316
Total Investments in Securities	$3,821,624	$15,124	$—	$3,836,748
Appreciation in Other Financial Instruments
Futures Contracts	$9,996	$—	$—	$9,996
Depreciation in Other Financial Instruments
Futures Contracts	(2,994)	—	—	(2,994)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$7,002	$—	$—	$7,002
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$130,527	$9,613	$13,616	$(2,552)	$(13,875)	$110,097	3,456	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	32,589	—	9,226	336	(2,740)	20,959	267	209	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	105,614	—	6,608	(586)	(1,597)	96,823	1,428	416	—
JPMorgan Core Bond Fund Class R6 Shares (a)	124,830	929	4,520	(637)	(5,526)	115,076	11,428	930	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	374,008	3,307	14,186	(2,817)	(15,366)	344,946	48,653	3,308	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,845	557	—	—	(2,310)	36,092	6,610	558	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	63,695	—	6,606	(1,027)	(5,308)	50,754	1,994	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	144,382	10,118	7,188	(624)	(19,019)	127,669	9,367	—	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	485,506	6,270	33,401	(13,806)	1,128	445,697	18,524	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	70,851	1,125	7,402	(830)	(595)	63,149	10,472	1,124	—
JPMorgan High Yield Research Enhanced ETF (a)	17,702	—	—	—	(496)	17,206	406	269	—
JPMorgan International Equity Fund Class R6 Shares (a)	349,719	—	—	—	(33,830)	315,889	21,967	—	—
JPMorgan International Research Enhanced Equity ETF (a)	524,702	6,288	—	—	(52,015)	478,975	10,998	—	—
JPMorgan Realty Income ETF (a)	95,947	—	—	—	(11,089)	84,858	1,980	830	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	44,662	—	—	—	(1,966)	42,696	833	—	—

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	$21,497	$—	$—	$—	$447	$21,944	1,240	$—	$—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	22,054	82	—	—	(678)	21,458	880	82	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	456,720	7,920	—	—	(22,012)	442,628	26,316	1,643	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	66,519	162,085	139,288	—	—	89,316	89,316	499	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	478,465	9,181	27,029	(6,494)	(15,075)	439,048	15,810	1,657	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	483,144	12,136	15,051	(1,085)	(22,800)	456,344	13,231	—	—
Total	$4,130,978	$229,611	$284,121	$(30,122)	$(224,722)	$3,821,624		$11,525	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
*	Non-income producing security.